CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2015
Schedule of Condensed Balance Sheets
	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	93,748	20,594	3,179
Time deposits	372,450	1,025,989	158,385
Other current assets	5,964	5,246	789
Amounts due from intergroup companies	51,178	252,816	39,049

Total current assets	523,340	1,304,645	201,402

Non-current assets:
Investment in subsidiaries and VIEs	619,032	485,874	75,006
Property and equipment, net	462	402	62

Total non-current assets	619,494	486,276	75,068

TOTAL ASSETS	1,142,834	1,790,921	276,470

	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued payroll and welfare payable	62	145	22
Accrued expenses and other liabilities	11,217	8,736	1,347
Amounts due to intergroup companies	13,933	14,177	2,189

Total current liabilities	25,212	23,058	3,558

TOTAL LIABILITIES	25,212	23,058	3,558

Shareholders' equity :
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2014 and 2015; 254,844,582 and 334,034,932 shares issued and outstanding as of December 31, 2014 and 2015, respectively	85	110	17
Class B Ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2014 and 2015; 96,634,529 and 84,999,159 shares issued and outstanding as of December 31, 2014 and 2015, respectively	36	32	5
Additional paid-in capital	1,106,234	2,022,369	312,200
Treasury shares	-	(8,773)	(1,354)
Accumulated other comprehensive income	22,637	89,488	13,815
Accumulated deficit	(11,370)	(335,363)	(51,771)

Total shareholder's equity	1,117,622	1,767,863	272,912

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,142,834	1,790,921	276,470

Schedule of Condensed Statements of Comprehensive Income (loss)
	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Net Revenues	-	-	-	-
Operating expenses:
Sales and marketing	-	(214)	(330)	(51)
General and administrative	(952)	(11,875)	(13,160)	(2,032)
Write-off of deferred offering expenses	-	(3,241)	-	-

Total operating expenses	(952)	(15,330)	(13,490)	(2,083)

Operating loss	(952)	(15,330)	(13,490)	(2,083)
Interest income	246	10,920	8,703	1,344
Interest expense	(4,712)	-	-	-
Changes in fair value of derivative component of the convertible note	(26,809)	-	-	-
Equity in profits (losses) of subsidiaries and VIEs	120,741	161,459	(319,110)	(49,262)

Income (loss) before income tax	88,514	157,049	(323,897)	(50,001)
Income tax benefit	17,540	-	-	-

Net income (loss)	106,054	157,049	(323,897)	(50,001)

Other comprehensive income (loss)
Foreign currency translation (loss) gain	(5,496)	12,145	66,851	10,320

Comprehensive income (loss)	100,558	169,194	(257,046)	(39,681)

Schedule of Condensed Statements of Cash Flows
	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Net cash generated from (used in) operating activities	7,387	(26,721)	(2,266)	(350)
Net cash used in investing activities	(116,035)	(293,289)	(865,971)	(133,683)
Net cash generated from financing activities	479,896	42,315	748,755	115,588
Effect of exchange rate changes on cash and cash equivalents	(4,812)	1,507	46,328	7,152
Net increase (decrease) in cash and cash equivalents	366,436	(276,188)	(73,154)	(11,293)
Cash and cash equivalents at beginning of the year	3,500	369,936	93,748	14,472
Cash and cash equivalents at end of the year	369,936	93,748	20,594	3,179